                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [ ]; Amendment Number: ___________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Smith, Graham & Co. Investment Advisors, LP
Address: 6900 JPMorgan Chase Tower, 600 Travis Street
         Houston, TX 77002-3007

Form 13F File Number: 28-_________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Mark W. Dube
Title: Vice President & Manager of Compliance
Phone: (713) 292-2136

Signature, Place, and Date of Signing:


/s/ Mark W. Dube                        Houston, Texas          April 9, 2010
-------------------------------------   --------------------    ----------------
[Signature]                             [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

Form 13F File Number   Name
--------------------   --------
28-
   -----------------

[Repeat as necessary.]

                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:          120
Form 13F Information Table Value Total:     $826,111
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.           Form 13F File Number      Name
---           --------------------      ----------
28-________   None                      None
[Repeat as necessary.]

                  SMITH, GRAHAM & CO. INVESTMENT ADVISORS, L.P.
                                   13F REPORT

                                 TITLE            MARKET                                SOLE        NO     NO. ACCTS
                                   OF             VALUE    TOTAL   PUT/ INVESTMENT     VOTING     VOTING    HOLDING
         NAME OF ISSUER          CLASS   CUSIP    ($000)   SHARES  CALL DISCRETION   AUTHORITY   AUTHORITY  SECURITY
-------------------------------- ----- --------- ------- --------- ---- ---------- ------------- --------- ---------
ACTUANT CORP                     COM   00508X203   9,335   477,470      SOLE          477,470.00      0.00        26
ADTRAN INC.                      COM   00738A106  12,001   455,451      SOLE          455,451.00      0.00        26
AGCO CORP                        COM   001084102   2,508    69,918      SOLE           69,918.00      0.00        12
AGILENT TECHNOLOGIES             COM   00846U101   4,321   125,652      SOLE          125,652.00      0.00        12
ALLETE                           COM   018522300   6,780   202,518      SOLE          202,518.00      0.00        38
ALLSTATE CORP.                   COM   020002101   3,101    95,970      SOLE           95,970.00      0.00        12
AMERISAFE INC                    COM   03071H100   6,398   390,814      SOLE          390,814.00      0.00        26
AMERISOURCEBERGEN CORPORATION    COM   03073E105   3,164   109,420      SOLE          109,420.00      0.00        12
AMSURG CORP                      COM   03232P405  11,149   516,376      SOLE          516,376.00      0.00        26
ANIXTER INTERNATIONAL INC.       COM   035290105  10,186   217,418      SOLE          217,418.00      0.00        38
APOGEE ENTERPRISES               COM   037598109   7,211   456,075      SOLE          456,075.00      0.00        26
ARROW ELECTRONICS INC                  042735100   4,084   135,542      SOLE          135,542.00      0.00        12
ASTORIA FINANCIAL CORP.          COM   046265104   8,645   596,190      SOLE          596,190.00      0.00        26
AUTOLIV INC.                     COM   052800109   2,219    43,065      SOLE           43,065.00      0.00        12
AUTONATION INC.                  COM   05329W102   3,367   186,208      SOLE          186,208.00      0.00        12
AVISTA CORP                            05379B107   5,805   280,303      SOLE          280,303.00      0.00        26
BANCORPSOUTH INC                 COM   059692103   5,265   251,170      SOLE          251,170.00      0.00        26
BED BATH & BEYOND                COM   075896100   2,988    68,280      SOLE           68,280.00      0.00        12
BELDEN INC                       COM   077454106  10,383   378,124      SOLE          378,124.00      0.00        26
BENCHMARK ELECTRS INC            COM   08160H101  14,399   694,270      SOLE          694,270.00      0.00        26
BEST BUY INC                     COM   086516101   3,797    89,250      SOLE           89,250.00      0.00        12
BLOCK (H&R) INC.                 COM   093671105   2,969   166,798      SOLE          166,798.00      0.00        12
BRINKER INTERNATIONAL INC.       COM   109641100   3,277   169,978      SOLE          169,978.00      0.00        12
BROWN SHOE COMPANY INC           COM   115736100  10,767   695,547      SOLE          695,547.00      0.00        26
CABELA'S INCORPORATED            COM   126804301  11,097   634,451      SOLE          634,451.00      0.00        26
CENTURYTEL INC                   COM   156700106   2,967    83,680      SOLE           83,680.00      0.00        12
CIMAREX ENERGY CO.               COM   171798101   5,793    97,560      SOLE           97,560.00      0.00        12
COMMUNITY HEALTH SYSTEMS INC.    COM   203668108   3,941   106,710      SOLE          106,710.00      0.00        12
CONAGRA FOODS INC.               COM   205887102   2,177    86,850      SOLE           86,850.00      0.00        12
CONSTELLATION BRANDS INC. CL A         21036P108   3,182   193,566      SOLE          193,566.00      0.00        12
COOPER COMPANIES                       216648402   5,320   136,822      SOLE          136,822.00      0.00        26
CORINTHIAN COLLEGES INC          COM   218868107   6,768   384,756      SOLE          384,756.00      0.00        26
CYMER INC                        COM   232572107  12,500   335,115      SOLE          335,115.00      0.00        26
CYTEC INDUSTRIES INC.            COM   232820100  14,308   306,124      SOLE          306,124.00      0.00        38
DEL MONTE FOODS CO               COM   24522P103   2,387   163,500      SOLE          163,500.00      0.00        12
ELECTRONICS FOR IMAGING INC.     COM   286082102   8,459   727,308      SOLE          727,308.00      0.00        26
ENDO PHARMACEUTICALS HLDGS I           29264F205   5,018   211,808      SOLE          211,808.00      0.00        12
ENERSYS                          COM   29275Y102   4,574   185,482      SOLE          185,482.00      0.00        26
EQUIFAX INC                      COM   294429105   1,620    45,240      SOLE           45,240.00      0.00        12
FAIR ISAAC CORP                  COM   303250104  11,180   441,216      SOLE          441,216.00      0.00        38
FIRST NIAGARA FINL G                   33582V108  10,963   770,406      SOLE          770,406.00      0.00        26
FOREST LABORATORIES INC          COM   345838106   3,553   113,295      SOLE          113,295.00      0.00        12
GAP INC                          COM   364760108   2,686   116,240      SOLE          116,240.00      0.00        12
GATX CORP.                       COM   361448103   9,718   339,204      SOLE          339,204.00      0.00        26

GENESCO INC.                           371532102  11,945   385,196      SOLE          385,196.00      0.00        26
GEN-PROBE INC                    COM   36866T103   2,809    56,170      SOLE           56,170.00      0.00        12
GENTIVA HEALTH SERVICES INC      COM   37247A102  11,347   401,251      SOLE          401,251.00      0.00        26
GREATBATCH INC                   COM   39153L106   8,184   386,201      SOLE          386,201.00      0.00        26
GROUP ONE AUTOMOTIVE INC         COM   398905109  10,830   339,918      SOLE          339,918.00      0.00        26
H.B. FULLER CO.                  COM   359694106   9,642   415,423      SOLE          415,423.00      0.00        26
HANOVER INSURANCE GROUP INC/TH   COM   410867105   3,905    89,551      SOLE           89,551.00      0.00        12
HCC INSURANCE HOLDINGS INC.      COM   404132102  20,046   726,307      SOLE          726,307.00      0.00        38
HELMERICH AND PAYNE INC.         COM   423452101   9,836   258,305      SOLE          258,305.00      0.00        26
HENRY JACK & ASSOC INC           COM   426281101   7,931   329,655      SOLE          329,655.00      0.00        26
IBERIABANK CORP                  COM   450828108   6,663   111,028      SOLE          111,028.00      0.00        26
INGRAM MICRO INC                 COM   457153104   3,734   212,785      SOLE          212,785.00      0.00        12
KINDRED HEALTHCARE I                   494580103   7,252   401,798      SOLE          401,798.00      0.00        26
KOHL'S CORP                            500255104   3,886    70,930      SOLE           70,930.00      0.00        12
L-3 COMMUNICATIONS HLDGS INC.    COM   502424104   3,856    42,080      SOLE           42,080.00      0.00        12
LAWSON SOFTWARE                  COM   52078P102   8,949 1,355,925      SOLE        1,355,925.00      0.00        26
LIFEPOINT HOSPITALS INC.         COM   53219L109  17,786   482,998      SOLE          482,998.00      0.00        26
LINCOLN NATIONAL IND             COM   534187109   5,107   166,365      SOLE          166,365.00      0.00        12
MANHATTAN ASSOCIATES INC.        COM   562750109   6,331   248,478      SOLE          248,478.00      0.00        26
MCAFEE INC.                      COM   579064106   3,559    88,675      SOLE           88,675.00      0.00        12
MDU RESOURCES GROUP INC          COM   552690109   4,174   193,414      SOLE          193,414.00      0.00        12
MEDICIS PHARMACEUTICAL CORP      COM   584690309   9,188   365,187      SOLE          365,187.00      0.00        26
METTLER-TOLEDO INTL. INC.        COM   592688105   2,321    21,255      SOLE           21,255.00      0.00        12
MKS INSTRUMENTS INC              COM   55306N104   7,494   382,555      SOLE          382,555.00      0.00        26
MOLINA HEALTHCARE INC            COM   60855R100   6,451   256,290      SOLE          256,290.00      0.00        26
MSC INDL DIRECT INC CL A         COM   553530106   4,478    88,297      SOLE           88,297.00      0.00        12
NAVIGANT CONSULTING INC          COM   63935N107  10,170   838,390      SOLE          838,390.00      0.00        26
NEW JERSEY RESOURCES CORPORATION COM   646025106   5,204   138,552      SOLE          138,552.00      0.00        26
NEWFIELD EXPLORATION CO.               651290108   5,801   111,450      SOLE          111,450.00      0.00        12
OIL STATES INTERNATIONAL INC.    COM   678026105  16,679   367,874      SOLE          367,874.00      0.00        26
OMNICARE INC.                    COM   681904108   3,090   109,210      SOLE          109,210.00      0.00        12
OWENS ILL INC                    COM   690768403   4,563   128,402      SOLE          128,402.00      0.00        12
P.F. CHANG'S CHINA BISTRO INC          69333Y108  10,873   246,394      SOLE          246,394.00      0.00        26
PARAMETRIC TECHNOLOGY CO         COM   699173209   3,330   184,491      SOLE          184,491.00      0.00        12
PAREXEL INTERNATIONAL CORP             699462107  16,343   701,123      SOLE          701,123.00      0.00        26
PARKER HANNIFIN CORP             COM   701094104   2,711    41,870      SOLE           41,870.00      0.00        12
PATTERSON UTI ENERGY INC         COM   703481101   2,304   164,910      SOLE          164,910.00      0.00        12
PETSMART INC                     COM   716768106   1,584    49,560      SOLE           49,560.00      0.00        12
PIONEER DRILLING COMPANY         COM   723655106   1,687   239,660      SOLE          239,660.00      0.00        26
PLANTRONICS INC                        727493108  13,090   418,488      SOLE          418,488.00      0.00        26
PROASSURANCE CORP                COM   74267C106   6,461   110,365      SOLE          110,365.00      0.00        26
PROTECTIVE LIFE CORP             COM   743674103   4,955   225,326      SOLE          225,326.00      0.00        12
QUEST DIAGNOSTICS INC.           COM   74834L100   3,913    67,133      SOLE           67,133.00      0.00        12
RALCORP HOLDINGS INC.            COM   751028101   7,881   116,274      SOLE          116,274.00      0.00        26
RAYMOND JAMES FINANCIAL INC      COM   754730109   3,334   124,700      SOLE          124,700.00      0.00        12
RC2 CORP                         COM   749388104   4,036   269,594      SOLE          269,594.00      0.00        26
REGAL BELOIT CORP                COM   758750103  12,150   204,504      SOLE          204,504.00      0.00        26
RLI CORP.                        COM   749607107   8,290   145,379      SOLE          145,379.00      0.00        26
ROVI CORPORATION                 COM   779376102  21,799   587,091      SOLE          587,091.00      0.00        26
SCANSOURCE INC                   COM   806037107   6,113   212,419      SOLE          212,419.00      0.00        26
SELECTIVE INSURANCE GROUP INC.   COM   816300107   8,847   532,922      SOLE          532,922.00      0.00        26

SEMPRA ENERGY                    COM   816851109   2,254    45,180      SOLE           45,180.00      0.00        12
SIGMA DESIGNS INC                COM   826565103   6,519   555,795      SOLE          555,795.00      0.00        26
SONOCO PRODUCTS CO               COM   835495102   2,759    89,607      SOLE           89,607.00      0.00        12
STANCORP FINANCIAL GROUP         COM   852891100  12,240   256,972      SOLE          256,972.00      0.00        38
STANLEY BLACK & DECKER INC             854502101   3,462    60,300      SOLE           60,300.00      0.00        12
SUPERVALU INC                    COM   868536103   3,506   210,195      SOLE          210,195.00      0.00        12
SYKES ENTERPRISES                COM   871237103  12,977   568,156      SOLE          568,156.00      0.00        26
SYMANTEC CORP                    COM   871503108   3,091   182,610      SOLE          182,610.00      0.00        12
SYNOPSYS INC                     COM   871607107   4,618   206,429      SOLE          206,429.00      0.00        12
TCF FINANCIAL CORP.              COM   872275102   2,186   137,145      SOLE          137,145.00      0.00        12
TETRA TECH INC.                  COM   88162G103   9,166   397,844      SOLE          397,844.00      0.00        26
TIDEWATER INC                    COM   886423102   2,984    63,117      SOLE           63,117.00      0.00        12
TIMKEN CO                        COM   887389104   2,955    98,460      SOLE           98,460.00      0.00        12
TOWER GROUP INC                  COM   891777104   5,058   228,139      SOLE          228,139.00      0.00        26
TOWERS WATSON & CO               COM   891894107   2,392    50,355      SOLE           50,355.00      0.00        12
TRINITY INDS INC                 COM   896522109   4,713   236,140      SOLE          236,140.00      0.00        12
TRIUMPH GROUP INC NE             COM   896818101   9,930   141,674      SOLE          141,674.00      0.00        26
UNITED BANKSHARES INC                  909907107  12,936   493,382      SOLE          493,382.00      0.00        26
VALASSIS COMMUNICATI             COM   918866104   7,278   261,519      SOLE          261,519.00      0.00        26
VALSPAR CORP                     COM   920355104   5,119   173,630      SOLE          173,630.00      0.00        12
WASHINGTON FEDERAL INC.          COM   938824109  14,035   690,701      SOLE          690,701.00      0.00        26
WGL HOLDINGS INC.                COM   92924F106   7,584   218,876      SOLE          218,876.00      0.00        26
WOLVERINE WORLD WIDE INC.        COM   978097103  15,919   545,909      SOLE          545,909.00      0.00        26
WR BERKLEY CORP.                 COM   084423102   4,168   159,760      SOLE          159,760.00      0.00        12
ZUMIEZ INC                       COM   989817101   3,020   147,387      SOLE          147,387.00      0.00        26